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                       SUPPLEMENT DATED JANUARY 1, 2001
                                      TO
                      PROSPECTUSES DATED NOVEMBER 1, 2000

This supplement is intended to be distributed with prospectuses dated November 1, 2000 for "Independence Variable Annuity," "Independence Preferred Variable Annuity," and "Independence 2000 Variable Annuity" variable annuity contracts issued prior to January 1, 2001 by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company.

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     .    The "American Leaders Large Cap Value Fund" has been renamed the
          "Large Cap Value CORE/SM/ II Fund." "Large Cap Value CORE/SM/ II Fund" replaces "American Leaders Large Cap Value Fund" wherever shown in the prospectus. The Large Cap Value CORE/SM/ II Fund is managed by Goldman Sachs Asset Management.

     . The "Mid Cap Value Fund" has been renamed the "Large/Mid Cap Value II Fund." "Large/Mid Cap Value II Fund" replaces "Mid Cap Value Fund" wherever shown in the prospectus. The Large/Mid Cap Value II Fund is managed by Wellington Management Company, LLP.

     . The "Small/Mid Cap Value Fund" has been renamed the "Small Cap Value Fund." "Small Cap Value Fund" replaces "Small/Mid Cap Value Fund" wherever shown in the prospectus. The Small Cap Value Fund is managed by T. Rowe Price Associates, Inc.

     . The "Core Bond Fund" has been renamed the "Active Bond II Fund." "Active Bond II Fund" replaces "Core Bond Fund" wherever shown in the prospectus. The Active Bond II Fund is managed by John Hancock Advisers, Inc.



THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS SUPPLEMENT DATED JANUARY 1,
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2001 FOR THE JOHN HANCOCK VARIABLE SERIES TRUST I THAT CONTAINS DETAILED
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INFORMATION ABOUT THE  FUNDS MENTIONED ABOVE.  BE SURE TO READ THAT PROSPECTUS
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SUPPLEMENT BEFORE SELECTING ONE OR MORE OF THESE FUNDS AS AN INVESTMENT OPTION.
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